Potentially Dilutive Securities (Detail)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Sep. 30, 2013 Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	7,288,812	1,871,006	7,212,735	738,485	0	0	6,474,250